Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Accounting profit before tax	€ (1,473)	€ 2,960	€ 12,095
Tax expense at prevailing statutory rate	(248)	797	2,768
Permanent differences	442	(793)	(1,705)
Changes in deferred tax charge due to changes in tax rates	0	1	51
(Capitalization)/reversal of tax deduction and tax relief	(173)	88	225
(Capitalization)/reversal of loss carryforwards	(855)	197	(307)
Increase/(decrease) in tax expense arising from temporary differences	11	43	84
Other concepts	(76)	308	262
Current tax expense	473	(218)	831
Deferred tax expense	(1,372)	859	547
Corporate income tax	€ (899)	€ 641	€ 1,378